Consolidated Statements of Financial Position - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 111,826	€ 136,001
Current trade and others receivables	20,184	15,906
Other current financial assets	0	4,550
Other current assets	2,578	1,998
Inventories	4	4
Total - Current assets	134,592	158,459
Non-current assets
Intangible assets	46,182	43,957
Property, plant and equipment	8,144	8,210
Non-current trade and other receivables	0	0
Other non-current financial assets	4,986	4,914
Deferred tax assets	0	0
Total - Non-current assets	59,313	57,081
Total - Assets	193,905	215,540
Current liabilities
Current convertible loans	415	415
Other current loans and borrowings	7,333	4,665
Current trade and other payables	21,705	14,845
Current deferred income and revenue	11,244	14,479
Current provisions	56	61
Other current tax liabilities	4,906	4,906
Total - Current liabilities	45,660	39,370
Non-current liabilities
Non-current convertible loans	51,009	49,861
Other non-current loans and borrowings	16,665	20,334
Non-current trade and other payables	0	448
Non-current deferred income and revenue	4,746	9,706
Non-current employee benefits	813	782
Deferred tax liabilities	491	510
Total - Non-current liabilities	73,725	81,641
Shareholders' equity
Share capital	12,459	12,459
Share premium	444,957	444,683
Retained earnings (accumulated deficit)	(360,902)	(337,550)
Currency translation adjustment	(1,139)	(1,344)
Net profit (loss)	(20,854)	(23,719)
Total - Shareholders' equity	74,520	94,528
Total - Shareholders' equity & liabilities	193,905	215,540
Interest income	337
Net foreign exchange gain	71
Other finance income	1,341
Financial income	1,748
Interest expense	(2,253)
Interest Expenses For Leases	(36)
Net foreign exchange loss	(586)
Other finance cost	(14)
Finance costs	(2,890)
Finance income (cost)	€ (1,141)
Increase (Decrease) of Research Tax Credit Receivable		€ 6,017